Warrants (Details Narrative)	Dec. 31, 2019 $ / shares shares
Issuance of warrants to purchase of common stock shares | shares	8,413,017
Weighted average exercise price of warrants	$ 0.95
Warrant expiration date	Nov. 30, 2023
Minimum [Member]
Warrants exercise prices ranging	$ 0.15
Maximum [Member]
Warrants exercise prices ranging	$ 93.00